Income Taxes (Total Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Taxes [Line Items]
Income taxes-current	¥ 267,249	¥ 218,552	¥ 319,683
Income taxes-deferred
Adjustments of a deferred tax liabilities and assets for enacted changes in tax laws	15,160	25,040	7,907
Adjustments of the beginning of the year balance of a valuation allowance	(32,698)
Other	(37,992)	(5,525)	(19,611)
Total income taxes-deferred	(55,530)	19,515	(11,704)
Other comprehensive income (loss)	(16,517)	15,238	20,025
Total income taxes	¥ 195,202	¥ 253,305	¥ 328,004